Interests in Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Profit for the year		6,974	6,564	5,849
– Attributable to non-controlling interests		173	164	145
Total comprehensive income		7,796	3,622	2,126
– Attributable to non-controlling interests		174	148	126
Summary net assets:
Non-current assets		124,558	124,078
Current assets		12,807	13,612
Non-current liabilities		54,820	59,257
Current liabilities		15,144	15,478
Total equity		67,401	62,955	64,160	£ 65,688
Net cash generated from operating activities		9,717	9,786	8,996
Net cash used in investing activities		(1,140)	(783)	(639)
Net cash (used in)/generated from financing activities		(8,749)	(7,897)	(8,593)
Differences on exchange		(253)	(253)	(57)
(Decrease)/increase in net cash and cash equivalents in the year		(425)	853	(293)
Net cash and cash equivalents at 1 January		2,888	2,035	2,328
Net cash and cash equivalents at 31 December		2,463	2,888	2,035
British American Tobacco Bangladesh Company Limited
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		640	553	527
Profit for the year		127	101	86
– Attributable to non-controlling interests		34	27	23
Total comprehensive income		127	91	70
– Attributable to non-controlling interests		34	25	19
Dividends paid to non-controlling interests		(28)	(31)	(8)
Summary net assets:
Non-current assets		303	271	287
Current assets		345	271	241
Non-current liabilities		70	58	65
Current liabilities		262	190	144
Total equity		316	294	319
– Attributable to non-controlling interests		86	80	86
Net cash generated from operating activities		52	137	140
Net cash used in investing activities		(26)	(11)	(51)
Net cash (used in)/generated from financing activities		(55)	(111)	(75)
Differences on exchange			(1)	(1)
(Decrease)/increase in net cash and cash equivalents in the year		(29)	14	13
Net cash and cash equivalents at 1 January		30	16	3
Net cash and cash equivalents at 31 December		£ 1	£ 30	£ 16

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.